Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 63,672,558	$ 67,408,215	$ 161,790,147	$ 123,417,716
Net change on fair value movement	(1,868,101)	9,242	$ 0
Financial assets at amortised cost	5,200,000
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	63,672,558	67,408,215
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 1,667,061	2,119,492
Description of risk	Based on the financial assets and liabilities held at June 30, 2026, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $1,667,061 lower / $1,667,061 higher (2025 – $2,119,492 lower / $2,119,492 higher).
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus Euro [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 59,121	$ 2,037,487
Description of risk	Based on the financial instruments held at June 30, 2026, had the Australian dollar weakened/ strengthened by 10% against the EURO with all other variables held constant, the Group’s post-tax loss for the year would have been $59,121 lower/ $59,121 higher (2025 – $2,037,487 lower/ $2,037,487 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post- tax loss will have an equivalent change to equity.